Summary of Significant Accounting Policies - Government grants (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Other income
Government grants	¥ 6,170	$ 946	¥ 1,699	¥ 1,886